Commitments (Details) lb in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2021	Jun. 30, 2022 $ / oz oz t	Jun. 30, 2022	Jun. 30, 2022 $ / oz	Jun. 30, 2022 t	Jun. 30, 2022 lb	Jun. 30, 2022 USD ($)	Jun. 30, 2022 $ / shares	Jun. 01, 2021 USD ($)
Antamina
Commitments
Attributable payable production of gold to be purchased (as a percent)			0.00%
Attributable payable production of silver to be purchased (as a percent)			22.50%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of silver (as a percent)			5.00%
Term of agreement		40 years
Fixed silver payability (as a percent)		90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement		15.00%
Maximum ounces of silver on which on-going price of spot price is payable		86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery		5.00%
Antapaccay
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement		40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement		30.00%
Maximum ounces of silver on which on-going price of spot price is payable		12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery		20.00%
Ounces of gold receivable for each 1,000 tonnes of copper		300
Copper for 300 ounces of gold		1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		630,000
Percentage of gold receivable after initial threshold is achieved		30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper		4,700
Copper for 4,700 ounces of silver | t					1,000
Maximum ounces of silver receivable		10,000,000.0
Percentage of spot price of gold on which on-going price is paid		20.00%
Maximum ounces of gold on which on-going price of spot price is payable		750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered		30.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered		30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)			68.00%
Attributable payable production of silver to be purchased (as a percent)			68.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Payment for each ounce of silver (in dollars per ounce) | $ / oz				4.00
Term of agreement		40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement		40.00%
Maximum ounces of silver on which on-going price of spot price is payable		12,000,000.0
Maximum ounces of gold on which on-going price of spot price is payable		720,000
Cobre Panama Fixed Payment Stream
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				418
Payment for each ounce of silver (in dollars per ounce) | $ / oz				6.27
Term of agreement		40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement		62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement		63.40%
Maximum ounces of silver on which on-going price of spot price is payable		21,510,000
Maximum ounces of silver on which on-going price of spot price is payable		9,842,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		808,000
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $							418.27
The mill through put number of consecutive days of commensurate		30 days
The annual capacity of tonnes per annum reached by period end. | t		58,000,000
Annual rate of return on upfront payments until the mill throughput is achieved		5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz		100
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold		1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / shares								$ 6.27
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered		50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered		50.00%
Ounces of gold receivable per every 1 million pounds of copper produced		120				1
Copper for stated ounces of gold | lb						1
Copper pounds per gold ounces to purchase threshold 2		81
Maximum ounces of gold receivable for second threshold		1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb						1
Copper for stated ounces of silver | lb						1
Number of payable Silver ounces to be purchased per quantity of pounds of copper		1,776
Ounces of silver receivable per every 1 million pounds of copper produced		1,376
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces		29,731,000
Cobre Panama Floating Payment Stream
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement		40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement		15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement		15.85%
Maximum ounces of silver on which on-going price of spot price is payable		9,618,000
Maximum ounces of silver on which on-going price of spot price is payable		2,460,500
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		202,000
The mill through put number of consecutive days of commensurate		30 days
The annual capacity of tonnes per annum reached by period end. | t		58,000,000
Annual rate of return on upfront payments until the mill throughput is achieved		5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz		100
Maximum ounces of gold on which on-going price of spot price is payable		604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered		50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered		50.00%
Ounces of gold receivable per every 1 million pounds of copper produced		30
Copper for stated ounces of gold | lb						1
Copper pounds per gold ounces to purchase threshold 2		20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb						1
Maximum ounces of gold receivable for second threshold		429,047
Ounces of silver receivable per every 1 million pounds of copper produced		344
Copper for stated ounces of silver | lb						1
Number of payable Silver ounces to be purchased per quantity of pounds of copper		444
Ounces of silver receivable per every 1 million pounds of copper produced | lb						1
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces		7,432,750
Condestable
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (as a percent)			20.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (as a percent)			20.00%
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement		40 years
Percentage of gold receivable after initial threshold is achieved		25.00%
Maximum ounces of silver receivable		291,000
Maximum ounces of gold receivable for first threshold		8,760
Deliveries of ounces of refined gold threshold		87,600
Refined gold delivery as percentage of production from stream area		63.00%
Deliveries of refined silver threshold ounces		2,910,000
Refined silver delivery as percentage of production from stream area		63.00%
Percentage of silver delivered after second phase		25.00%
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)			4.875%
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Term of agreement		40 years
Percentage of gold receivable after initial threshold is achieved		4.875%
Percentage of spot price of gold on which on-going price is paid		20.00%
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)			50.00%
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				800
Term of agreement		40 years
Sabodala
Commitments
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Term of agreement		40 years
Maximum ounces of gold threshold		105,750
Percentage of gold receivable after initial threshold is achieved		6.00%
Percentage of spot price of gold on which on-going price is paid		20.00%
Maximum ounces of gold receivable (per month)		783.33
MWS
Commitments
Attributable payable production of gold to be purchased (as a percent)			25.00%
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Term of agreement		40 years
Ounces of gold capped under agreement		312,500
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)			7.00%
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Term of agreement		40 years
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)			50.00%
Attributable payable production of silver to be purchased (as a percent)			0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)			50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz				400
Term of agreement		40 years
Percentage of purchase commitment			50.00%
Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				800
Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Payment for each ounce of gold (as a percent)			60.00%
Sudbury | Gold spot price is greater than $2,000
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				1,200
Rosemont/Copper World royalty interest
Commitments
Capital commitments amount | $							$ 12,500,000
Net smelter royalty interest held	0.585%
Rio Baker Salares Norte
Commitments
Capital commitments amount | $							$ 8,000,000.0
Bottom | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $									800
Bottom | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $									1,333
Bottom | Sudbury | Gold spot price is greater than $2,000
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $									2,000
Top | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $									1,333
Top | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $									2,000